Shareholder's Equity - Schedule of Stock Option Activity (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Share-Based Compensation Arrangement By Share-Based Payment Award Options Outstanding [Roll Forward]
Number of Options Outstanding, beginning of period	0
Number of Options, Granted	600,000
Number of Options Outstanding, end of period	600,000
Share-Based Compensation Arrangement by Share-Based Payment Award Options Outstanding Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning of period	$ 0
Weighted Average Exercise Price, Grants	$ 0.70
Weighted Average Exercise Price Outstanding, end of period	$ 0.70
Share-Based Compensation Arrangement by Share-Based Payment Award Options Additional Disclosures
Weighted Average Remaining Contractual Life (In Years) Grants	6 years
Weighted Average Remaining Contractual Life (In Years) Outstanding	6 years